Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value	$ 724,763,126	$ 670,593,631
Contributions receivable	398,211	245,481
Participant notes receivable	6,313,241	7,562,692
Net Assets Available for Benefits	$ 731,474,578	$ 678,401,804